Note 1 - General Company Information (Details Textual)	Jan. 14, 2025 $ / shares	Jan. 14, 2025 kr / shares
Statement Line Items [Line Items]
Nominal value per ADS ratio (in dollars per share) | (per share)	$ 1	kr 1
Entity Listing, Depository Receipt Ratio	50	50
American depository share [member]
Statement Line Items [Line Items]
Entity Listing, Depository Receipt Ratio	10	10